SCHEDULE OF WARRANTS OUTSTANDING ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 2.52	$ 2.38
Number of warrants outstanding	910,189	652,857
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 2.52	$ 2.38
Weighted average remaining contractual life years	11 months 19 days	4 years 11 months 26 days
Number of warrants outstanding	910,189	652,857
Black- scholes value	$ 1,083,928	$ 678,347
March Eleven Two Thousand Twenty Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	Mar. 11, 2025	Mar. 11, 2025
Exercise price	$ 2.38	$ 2.38
Weighted average remaining contractual life years	2 months 8 days	1 year 2 months 8 days
Number of warrants outstanding	250,000	250,000
Black- scholes value	$ 240,250	$ 240,250
May Eleven Two Thousand Twenty Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	May 11, 2025	May 11, 2025
Exercise price	$ 2.38	$ 2.38
Weighted average remaining contractual life years	4 months 9 days	1 year 4 months 9 days
Number of warrants outstanding	260,000	260,000
Black- scholes value	$ 253,240	$ 253,240
June Eight Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	Jun. 08, 2026	Jun. 08, 2026
Exercise price	$ 2.38	$ 2.38
Weighted average remaining contractual life years	1 year 5 months 8 days	2 years 5 months 8 days
Number of warrants outstanding	142,857	142,857
Black- scholes value	$ 184,857	$ 184,857
April Twenty Nine Two Thousand Twenty Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	Apr. 29, 2028
Exercise price	$ 2.81
Weighted average remaining contractual life years	1 year 3 months 29 days
Number of warrants outstanding	175,095
Black- scholes value	$ 251,962
September Nine Two Thousand Twenty Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	Sep. 09, 2028
Exercise price	$ 3.02
Weighted average remaining contractual life years	3 years 8 months 8 days
Number of warrants outstanding	82,237
Black- scholes value	$ 153,619